Note 23 - Commitments and Contingent Liabilities (Details) - Committed Rent Payments (Terra Norma and Terra Stabile [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Terra Norma and Terra Stabile [Member]
Note 23 - Commitments and Contingent Liabilities (Details) - Committed Rent Payments [Line Items]
December 31, 2015	$ 443
December 31, 2016	450
December 31, 2017	457
December 31, 2018	464
December 31, 2019	471
Thereafter	949
$ 3,234